Note 5 - Premises and Equipment	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(5)	Premises and Equipment

The detail of premises and equipment at December 31, 2019 and 2018 is as follows:

	In Thousands
	2019	2018
Land	$17,093	17,022
Buildings	46,389	44,921
Leasehold improvements	533	492
Furniture and equipment	13,000	12,600
Automobiles	243	343
Construction-in-progress	1,339	100
	78,597	75,478
Less accumulated depreciation	(18,302)	(17,115)
	$60,295	58,363

During 2019, 2018 and 2017, payments of $2,207,000, $2,633,000 and $5,934,000, respectively, were made to an entity owned by a director for the construction of buildings and repair work on existing buildings.

Depreciation expense was $3,984,000, $3,602,000 and $2,859,000 for the years ended December 31, 2019, 2018 and 2017, respectively.